Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Class A Ordinary Shares	Class B Ordinary Shares	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive loss	Total
Balance at Jul. 31, 2024		$ 4,800	$ 1,200	$ 849,848	$ 674,156	$ 28,036,036	$ (5,726,586)	$ 23,839,454
Balance (in Shares) at Jul. 31, 2024	[1]	48,000,000	12,000,000
Capital contribution				27,616				27,616
Net income (loss)						638,785		638,785
Foreign currency translation adjustment							(566,536)	(566,536)
Balance at Jan. 31, 2025		$ 4,800	$ 1,200	877,464	674,156	28,674,821	(6,293,122)	23,939,319
Balance (in Shares) at Jan. 31, 2025	[1]	48,000,000	12,000,000
Balance at Jul. 31, 2025		$ 4,800	$ 1,200	872,315	676,416	31,862,339	(5,769,013)	27,648,057
Balance (in Shares) at Jul. 31, 2025	[1]	48,000,000	12,000,000
Issuance of ordinary shares in initial public offering		$ 240		9,237,867				9,238,107
Issuance of ordinary shares in initial public offering (in Shares)	[1]	2,400,000
Share-based compensation				1,913,692				1,913,692
Net income (loss)						(1,161,240)		(1,161,240)
Foreign currency translation adjustment							(249,230)	(249,230)
Balance at Jan. 31, 2026		$ 5,040	$ 1,200	$ 12,023,874	$ 676,416	$ 30,701,099	$ (6,018,243)	$ 37,389,386
Balance (in Shares) at Jan. 31, 2026	[1]	50,400,000	12,000,000

[1]	Retrospectively restated for effect of share reorganization (see Note 13)